Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 3,573	$ 6,042
Prepaid insurance and subscriptions	1,663	1,095
Other	1,079	899
Prepayments	$ 6,315	$ 8,036